Operating Segments - Summary of Revenue by Category and Operating Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 6,394.7	$ 5,268.5	$ 4,540.4
Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	4,003.0	3,300.2	2,842.1
Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	661.2	457.3	312.4
Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	43.5	31.1	12.0
Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,229.2	1,021.6	932.8
Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	457.8	458.3	441.1
Operating segments [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	6,394.7	5,268.5	4,540.4
Operating segments [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	4,003.0	3,300.2	2,842.1
Operating segments [member] | Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	661.2	457.3	312.4
Operating segments [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	43.5	31.1	12.0
Operating segments [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,229.2	1,021.6	932.8
Operating segments [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	457.8	458.3	441.1
Operating segments [member] | Commercial Aviation [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	2,208.6	1,846.8	1,543.9
Operating segments [member] | Commercial Aviation [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	2,199.8	1,834.1	1,540.6
Operating segments [member] | Commercial Aviation [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	8.8	12.7	3.3
Operating segments [member] | Defense and Security [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	720.9	515.4	412.6
Operating segments [member] | Defense and Security [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue		13.2	26.0
Operating segments [member] | Defense and Security [member] | Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	661.2	457.3	312.4
Operating segments [member] | Defense and Security [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	16.5		6.5
Operating segments [member] | Defense and Security [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	42.2	41.3	59.5
Operating segments [member] | Defense and Security [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1.0	3.6	8.2
Operating segments [member] | Executive Aviation [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,762.7	1,408.2	1,244.4
Operating segments [member] | Executive Aviation [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,762.7	1,408.2	1,244.4
Operating segments [member] | Service and Support [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,636.5	1,417.6	1,266.7
Operating segments [member] | Service and Support [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	17.9	17.7	1.4
Operating segments [member] | Service and Support [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,172.0	956.3	838.1
Operating segments [member] | Service and Support [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	446.6	443.6	427.2
Operating segments [member] | All Other Segments [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	66.0	80.5	72.8
Operating segments [member] | All Other Segments [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	40.5	44.7	31.1
Operating segments [member] | All Other Segments [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	0.3	0.7	0.8
Operating segments [member] | All Other Segments [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	15.0	24.0	35.2
Operating segments [member] | All Other Segments [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 10.2	$ 11.1	$ 5.7